UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2012
Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—99.06%	Market Value

	Consumer discretionary & services—38.39%
5,385,739	Gannett Co., Inc.	$79,331,935
4,275,925	International Game Technology	67,345,819
1,777,290	DeVry Inc.	55,042,671
1,937,056	Royal Caribbean Cruises Ltd.	50,421,568
4,576,972	Interpublic Group of Cos., Inc.	49,660,146
624,648	Mohawk Industries, Inc. (a)	43,619,170
2,233,357	Newell Rubbermaid Inc.	40,513,096
1,113,171	Meredith Corp.	35,554,682
898,754	Madison Square Garden Co., Class A (a)	33,649,350
84,100	Washington Post Co., Class B	31,438,262
1,165,300	International Speedway Corp., Class A	30,507,554
430,975	Nordstrom, Inc.	21,415,148
633,667	Sotheby's	21,139,131
238,865	Snap-on Inc.	14,869,346
		574,507,878
	Consumer staples—2.59%
306,538	J.M. Smucker Co.	23,149,750
258,325	McCormick & Co., Inc.	15,667,411
		38,817,161
	Energy—3.59%
906,847	Contango Oil & Gas Co. (a)(b)	53,685,342

	Financial services—29.26%
8,160,578	Janus Capital Group Inc.	63,815,720
2,355,000	Lazard Ltd, Class A	61,206,450
709,073	Jones Lang LaSalle Inc.	49,897,467
684,700	Dun & Bradstreet Corp.	48,730,099
2,872,545	First American Financial Corp.	48,718,363
1,109,400	Fair Isaac Corp.	46,905,432
3,609,745	KKR & Co. L.P.	46,529,613
2,667,857	CBRE Group, Inc., Class A (a)	43,646,141
584,326	City National Corp.	28,386,557
		437,835,842
	Health care—13.40%
1,894,675	Charles River Laboratories Intl Inc. (a)	62,069,553
657,400	Zimmer Holdings, Inc.	42,310,264
1,095,801	Hospira, Inc. (a)	38,331,119
354,634	Bio-Rad Laboratories, Inc., Class A (a)	35,466,946
2,603,600	Symmetry Medical Inc. (a) (b)	22,338,888
		200,516,770
	Materials & processing—4.66%
1,253,300	Simpson Manufacturing Co., Inc.	36,984,883
2,404,538	Interface, Inc.	32,773,853
		69,758,736
	Producer durables—7.17%
1,105,703	Brady Corp., Class A	30,417,890
752,711	IDEX Corp.	29,340,675
491,400	Littelfuse, Inc.	27,955,746
304,195	Stanley Black & Decker, Inc.	19,577,990
		107,292,301

	Total common stocks (Cost $1,072,492,513)	1,482,414,030

		June 30, 2012 (Unaudited)

Principal Amount	Repurchase Agreement—0.60%	Market Value

$9,027,871	Fixed Income Clearing Corporation, 0.01%, dated 06/29/2012, due 07/02/2012, repurchase price $9,027,879, (collateralized by U.S. Treasury Note, 2.125%, due 11/30/2014) (Cost $9,027,871)	$9,027,871
	Total Investments (Cost $1,081,520,384)—99.66%	1,491,441,901
	Other Assets less Liabilities—0.34%	5,098,980
	Net Assets—100.00%	$1,496,540,881

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—99.56%	Market Value

	Consumer discretionary & services—35.79%
4,409,830	Interpublic Group of Cos., Inc.	$47,846,656
857,600	Viacom, Inc., Class B	40,324,352
1,214,700	DeVry Inc.	37,619,259
2,354,200	Gannett Co., Inc.	34,677,366
492,575	Mohawk Industries, Inc. (a)	34,396,512
2,170,190	International Game Technology	34,180,493
1,041,700	CBS Corp., Class B	34,146,926
988,950	Carnival Corp.	33,891,316
437,800	Snap-on Inc.	27,253,050
704,500	Madison Square Garden, Co., Class A (a)	26,376,480
448,700	Omnicom Group Inc.	21,806,820
601,600	Sotheby's	20,069,376
1,024,400	Newell Rubbermaid Inc.	18,582,616
335,800	Nordstrom, Inc.	16,685,902
376,600	Apollo Group, Inc., Class A (a)	13,629,154
231,200	Tiffany & Co.	12,242,040
		453,728,318
	Consumer staples—2.14%
359,675	J.M. Smucker Co.	27,162,656

	Energy—2.79%
1,902,700	Chesapeake Energy Corp.	35,390,220

	Financial services—36.44%
1,204,800	Northern Trust Corp.	55,444,896
1,282,600	AFLAC Inc.	54,625,934
3,050,100	First American Financial Corp.	51,729,696
1,963,020	Lazard Ltd, Class A	51,018,890
570,900	Jones Lang LaSalle Inc.	40,174,233
4,947,675	Janus Capital Group Inc.	38,690,819
329,300	Franklin Resources, Inc.	36,549,007
2,337,000	Blackstone Group L.P.	30,544,590
2,246,455	KKR & Co. L.P.	28,956,805
507,800	City National Corp.	24,668,924
1,309,050	CBRE Group, Inc. (a)	21,416,058
243,300	T. Rowe Price Group, Inc.	15,318,168
758,300	Western Union Co.	12,769,772
		461,907,792
	Health care—14.14%
874,354	Thermo Fisher Scientific Inc.	45,387,716
1,080,300	St. Jude Medical, Inc.	43,114,773
584,000	Zimmer Holdings, Inc.	37,586,240
881,900	Hospira, Inc. (a)	30,848,862
223,625	Bio-Rad Laboratories, Inc., Class A (a)	22,364,736
		179,302,327
	Producer durables—4.62%
346,000	Accenture plc, Class A	20,791,140
367,550	Illinois Tool Works Inc.	19,439,719
285,699	Stanley Black & Decker, Inc.	18,387,588
		58,618,447

		June 30, 2012 (Unaudited)

Number of Shares	Common Stocks—99.56% (continued)	Market Value

	Technology—3.64%
3,681,200	Dell Inc. (a)	$46,088,624

	Total common stocks (Cost $924,911,281)	1,262,198,384

Principal Amount	Repurchase Agreement—0.55%	Market Value

$6,921,528	Fixed Income Clearing Corporation, 0.01%, dated 06/29/2012, due 07/02/2012, repurchase price $6,921,534, (collateralized by U.S. Treasury Note, 2.125%, due 11/30/2014) (Cost $6,921,528)	$6,921,528
	Total Investments (Cost $931,832,809)—100.11%	1,269,119,912
	Liabilities less Other Assets—(0.11)%	(1,420,054)
	Net Assets—100.00%	$1,267,699,858

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—99.10%	Market Value

	Consumer discretionary & services—21.04%
42,700	Target Corp.	$2,484,713
39,000	Omnicom Group Inc.	1,895,400
42,700	DeVry Inc.	1,322,419
34,600	Apollo Group, Inc., Class A (a)	1,252,174
18,900	Snap-on Inc.	1,176,525
21,300	Walt Disney Co.	1,033,050
		9,164,281
	Consumer staples—5.06%
74,500	Walgreen Co.	2,203,710

	Energy—8.25%
24,300	Exxon Mobil Corp.	2,079,351
81,400	Chesapeake Energy Corp.	1,514,040
		3,593,391
	Financial services—28.51%
136,650	Morgan Stanley	1,993,724
35,800	Northern Trust Corp.	1,647,516
126,100	KKR & Co. L.P.	1,625,429
67,400	Bank of New York Mellon Corp.	1,479,430
41,400	JPMorgan Chase & Co.	1,479,222
16,500	Berkshire Hathaway Inc., Class B (a)	1,374,945
12,700	Goldman Sachs & Co.	1,217,422
27,300	AFLAC Inc.	1,162,707
33,500	Blackstone Group L.P.	437,845
		12,418,240
	Health care—13.38%
34,700	Zimmer Holdings, Inc.	2,233,292
28,600	Johnson & Johnson	1,932,216
25,100	Hospira, Inc. (a)	877,998
14,800	Baxter Intl Inc.	786,620
		5,830,126
	Producer durables—7.85%
24,000	Lockheed Martin Corp.	2,089,920
22,100	Accenture plc, Class A	1,327,989
		3,417,909
	Technology—15.01%
94,000	Microsoft Corp.	2,875,460
175,300	Dell Inc. (a)	2,194,756
7,500	International Business Machines Corp.	1,466,850
		6,537,066

	Total common stocks (Cost $40,761,935)	43,164,723

Principal Amount	Repurchase Agreement—0.79%	Market Value

$345,619	Fixed Income Clearing Corporation, 0.01%, dated 06/29/2012, due 07/02/2012, repurchase price $345,619, (collateralized by U.S. Treasury Note, 2.125%, due 11/30/2014) (Cost $345,619)	$345,619
	Total Investments (Cost $41,107,554)—99.89%	43,510,342
	Other Assets less Liabilities—0.11%	45,643
	Net Assets—100.00%	$43,555,985

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—93.97%	Market Value

	Consumer discretionary & services—17.00%
8,400	International Speedway Corp., Class A	$219,912
5,700	Madison Square Garden Co., Class A (a)	213,408
15,900	XO Group Inc. (a)	141,033
6,600	Rosetta Stone Inc. (a)	91,344
4,800	JAKKS Pacific, Inc.	76,848
12,000	Callaway Golf Co.	70,920
16,100	Gaiam, Inc., Class A (a)	62,790
2,400	Shoe Carnival, Inc.	51,576
9,400	RadioShack Corp.	36,096
		963,927
	Energy—9.18%
15,600	Mitcham Industries, Inc. (a)	264,732
4,325	Contango Oil & Gas Co. (a)	256,040
		520,772
	Financial services—20.07%
67,800	Market Leader, Inc. (a)	344,424
15,200	First American Financial Corp.	257,792
11,600	AV Homes, Inc. (a)	169,128
63,100	Cowen Group, Inc., Class A (a)	167,846
6,200	MB Financial, Inc.	133,548
5,200	Symetra Financial Corp.	65,624
		1,138,362
	Health care—4.33%
49,000	Vical Inc. (a)	176,400
8,100	Symmetry Medical Inc. (a)	69,498
		245,898
	Materials & processing—10.67%
5,500	Simpson Manufacturing Co., Inc.	162,305
73,000	Orion Energy Systems, Inc. (a)	160,600
18,300	Landec Corp. (a)	156,648
60,844	Rentech, Inc. (a)	125,339
		604,892
	Producer durables—12.21%
6,600	Team, Inc. (a)	205,788
28,800	Ballantyne Strong, Inc. (a)	171,936
7,000	Brink's Co.	162,260
2,350	Littelfuse, Inc.	133,691
3,700	Tecumseh Products Co., Class A (a)	18,685
		692,360
	Technology—20.51%
38,950	Pervasive Software Inc. (a)	291,735
37,080	PCTEL, Inc.	239,908
28,600	Imation Corp. (a)	169,026
26,900	American Reprographics Co. (a)	135,307
8,100	Tessera Technologies, Inc.	124,497
4,600	Multi-Fineline Electronix, Inc. (a)	113,344
14,000	Sigma Designs, Inc. (a)	89,320
		1,163,137

	Total common stocks (Cost $5,004,978)	5,329,348

		June 30, 2012 (Unaudited)

Principal Amount	Repurchase Agreement—3.48%	Market Value

$197,058	Fixed Income Clearing Corporation, 0.01%, dated 06/29/2012, due 07/02/2012, repurchase price $197,058, (collateralized by U.S. Treasury Note, 2.125%, due 11/30/2014) (Cost $197,058)	$197,058
	Total Investments (Cost $5,202,036)—97.45%	5,526,406
	Cash, Other Assets less Liabilities—2.55%	144,869
	Net Assets—100.00%	$5,671,275

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Equity Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—78.92%	Market Value

	Australia—0.22%
99	CSL Ltd. (a)	$3,994

	Belgium—1.72%
923	Mobistar SA	31,584

	Canada—3.23%
1,999	Great-West Lifeco Inc.	43,334
334	Power Financial Corp.	8,349
198	IGM Financial Inc.	7,787
		59,470
	China—0.50%
170	China Mobile Ltd. ADR (a)	9,294

	Finland—2.73%
17,053	Nokia Corp. ADR	35,300
7,297	Nokia Corp.	14,960
		50,260
	France—4.90%
2,087	Bouygues SA	55,991
782	BNP Paribas SA	30,020
169	Ipsen SA	4,181
		90,192
	Germany—5.82%
1,469	Deutsche Boerse AG	79,064
124	Muenchener Rueckversicherungs-Ges. AG	17,442
67	Allianz SE	6,708
599	Infineon Techologies AG (a)	4,042
		107,256
	Ireland—3.44%
2,083	Ryanair Holdings plc ADR (a)	63,323

	Italy—3.01%
21,054	Mediaset SpA	36,742
4,174	Snam SpA	18,593
		55,335
	Japan—18.93%
44	NTT DOCOMO, Inc.	73,044
500	Nintendo Co., Ltd.	57,860
700	Murata Manufacturing Co., Ltd.	36,386
383	Toyota Motor Corp. ADR	30,824
700	Canon Inc.	27,716
700	Denso Corp.	23,583
512	Canon Inc. ADR	20,449
200	Daito Trust Construction Co., Ltd.	18,890
50	Keyence Corp.	12,272
300	Nissin Foods Holdings Co., Ltd.	11,391
200	Sankyo Co., Ltd.	9,708
200	Toyota Motor Corp.	7,981
400	Chugai Pharmaceuticals Co., Ltd.	7,541
200	Japan Tobacco Inc.	5,907
500	Suruga Bank Ltd.	5,092
		348,644
	Netherlands—3.94%
5,862	Koninklijke Ahold NV	72,507

	Norway—0.74%
1,167	Gjensidige Forsikring ASA	13,566

	Spain—5.62%
6,181	Indra Sistemas SA (a)	57,304
2,132	Enagas SA (a)	38,771
1,532	Mediaset Espana Comunicacion SA	7,420
		103,495
	Switzerland—11.06%
540	Roche Holding AG	93,077
1,029	Nestle SA	61,307

1,995	UBS AG	23,226
381	Actelion Ltd.	15,615
31	Geberit AG (a)	6,098
11	Swisscom AG (a)	4,418
		203,741
	United Kingdom—12.55%
18,559	Tesco plc	90,120
37,783	Man Group plc	45,061
890	Royal Dutch Shell plc, Class A	29,933
3,270	HSBC Holdings plc	28,736
168	Royal Dutch Shell plc ADR	11,328
540	Schroders plc	11,299
2,835	British Telecom Group plc (a)	9,386
115	GlaxoSmithKline PLC ADR (a)	5,241
		231,104

	United States—0.51%
144	Schlumberger Ltd. (a)	9,347

	Total common stocks (Cost $1,576,488)	1,453,112

Number of Shares	Investment Companies—4.05%	Market Value

	Exchange Traded Funds—4.05%
2,363	Vanguard MSCI EAFE ETF	$74,600

	Total investment companies (Cost $71,659)	74,600

	Total Investments (Cost $1,648,147)—82.97%	1,527,712
	Cash, Other Assets less Liabilities—17.03%	313,565
	Net Assets—100.00%	$1,841,277

ADR American Depository Receipt
(a) Non-income producing.
See Notes to Schedules of Investments.

Ariel Global Equity Fund Schedule of Investments		June 30, 2012 (Unaudited)
Number of Shares	Common Stocks—84.09%	Market Value

	Australia—0.28%
760	CSL Ltd. (a)	$30,663

	Belgium—1.63%
5,314	Mobistar SA	181,840

	Canada—2.11%
7,222	Great-West Lifeco Inc.	156,556
2,005	Power Financial Corp.	50,120
708	IGM Financial Inc.	27,844
		234,520
	Czech Republic—0.53%
342	Komercni Banca AS	59,357

	Finland—3.05%
82,994	Nokia Corp.	170,147
81,672	Nokia Corp. ADR	169,061
		339,208
	France—4.34%
12,178	Bouygues SA	326,718
3,686	BNP Paribas SA	141,502
606	Ipsen SA	14,993
		483,213
	Germany—3.61%
7,192	Deutsche Boerse AG	387,086
2,171	Infineon Techologies AG (a)	14,649
		401,735
	Ireland—2.29%
8,363	Ryanair Holdings plc ADR (a)	254,235

	Italy—2.57%
116,659	Mediaset SpA	203,584
18,410	Snam SpA	82,008
		285,592
	Japan—14.27%
210	NTT DOCOMO, Inc.	348,621
2,500	Nintendo Co., Ltd.	289,298
3,900	Canon Inc.	154,419
4,400	Denso Corp.	148,235
2,600	Murata Manufacturing Co., Ltd.	135,147
1,153	Toyota Motor Corp. ADR	92,793
350	Keyence Corp.	85,907
2,200	Nissin Foods Holdings Co., Ltd.	83,530
600	Daito Trust Construction Co., Ltd.	56,671
1,342	Canon Inc. ADR	53,599
1,400	Japan Tobacco Inc.	41,351
3,500	Suruga Bank Ltd.	35,641
700	Sankyo Co., Ltd.	33,978
1,500	Chugai Pharmaceutical Co., Ltd.	28,279
		1,587,469
	Netherlands—2.80%
25,138	Koninklijke Ahold NV	310,932

	Norway—0.34%
3,300	Gjensidige Forsikring ASA	38,361

	Spain—4.08%
31,076	Indra Sistemas SA (a)	288,107
6,792	Enagas SA (a)	123,514
8,704	Mediaset Espana Comunicacion SA	42,154
		453,775
	Switzerland—7.96%
3,214	Roche Holding AG	553,980
1,913	Nestle SA	113,976
8,829	UBS AG	102,787
1,395	Actelion Ltd.	57,173
72	Swisscom AG (a)	28,917
143	Geberit AG (a)	28,128
		884,961

	United Kingdom—10.28%
109,643	Tesco plc	532,410
176,255	Man Group plc	210,206
4,002	Royal Dutch Shell plc, Class A	134,600
10,225	HSBC Holdings plc	89,854
3,893	Schroders plc	81,456
577	Royal Dutch Shell plc ADR	38,907
8,553	British Telecom Group plc (a)	28,318
600	GlaxoSmithKline PLC ADR (a)	27,342
		1,143,093
	United States—23.95%
8,000	Johnson & Johnson	540,480
5,109	Quest Diagnostics Inc.	306,029
5,804	Gilead Sciences, Inc. (a)	297,629
17,384	NVIDIA Corp. (a)	240,247
5,554	Microsoft Corp.	169,897
10,604	QLogic Corp. (a)	145,169
7,500	Yahoo! Inc. (a)	118,725
1,390	Berkshire Hathaway Inc., Class B (a)	115,829
2,344	Fluor Corp.	115,653
1,733	Schlumberger Ltd. (a)	112,489
1,387	Wal-Mart Stores, Inc.	96,702
5,989	H&R Block, Inc.	95,704
1,940	Plum Creek Timber Co. Inc.	77,018
1,497	Analog Devices, Inc.	56,392
1,541	Broadcom Corp.	52,086
1,400	Hospira, Inc. (a)	48,972
1,500	General Electric Co.	31,260
780	General Mills, Inc. (a)	30,061
145	3m Co	12,992
		2,663,334

	Total common stocks (Cost $9,977,318)	9,352,288

	Total Investments (Cost $9,977,318)—84.09%	9,352,288
	Cash, Other Assets less Liabilities—15.91%	1,769,101
	Net Assets—100.00%	$11,121,389

ADR American Depository Receipt
(a) Non-income producing.
See Notes to Schedules of Investments.

Notes to Schedules of Investments	June 30, 2012 (unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at June 30, 2012.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds use independent pricing services to assist in pricing portfolio securities.  Ariel International Equity Fund and Ariel Global Equity Fund use a third-party fair valuation vendor.  The vendor provides fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,482,414,030	$1,262,198,384	$43,164,723	$5,329,348
Level 2*	9,027,871	6,921,528	345,619	197,058
Level 3	-	-	-	-
Fair Value at 6/30/2012
	$1,491,441,901	$1,269,119,912	$43,510,342	$5,526,406

*As of June 30, 2012, Level 2 securities held are repurchase agreements.  See Schedule of Investments.

	Ariel International Equity Fund	Ariel Global Equity Fund
Level 1	$1,527,712	$9,352,288
Level 2**	2,647	14,205
Level 3	-	-
Fair Value at 6/30/2012
	$1,530,359	$9,366,493

**As of June 30, 2012, Level 2 securities held are forward currency contracts, which are reflected at the unrealized depreciation on the contract.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The FASB issued amendments to ASC Topic 820 to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (ASU No. 2011-04). Such amendments are effective for fiscal years beginning after December 15, 2011. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Notes to Schedules of Investments	June 30, 2012 (unaudited)

Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Europe Risk – Ariel International Equity Fund and Ariel Global Equity Fund invest in securities issued by companies operating in Europe and therefore are subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies.  The recent rapid political and social changes throughout Europe make the extent and nature of future economic development in the region and their effect on securities issued by European companies impossible to predict.

Forward Currency Contracts – Ariel International Equity Fund and Ariel Global Equity Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the nine months ended June 30, 2012, with affiliated companies:

	Share Activity				Nine Months Ended June 30, 2012
Security Name	Balance September 30, 2011	Purchases	Sales	Balance June 30, 2012	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Interface, Inc.*	3,452,238	-	1,047,700	2,404,538	$32,773,853	$160,966	$(257,531)
Fair Isaac Corp.*	2,196,000	-	1,086,600	1,109,400	46,905,432	87,448	12,384,990
Symmetry Medical Inc.	2,474,200	144,400	15,000	2,603,600	22,338,888	-	(25,546)
Contango Oil & Gas Co.	535,771	371,076	-	906,847	53,685,342	-	-
					$ 155,703,515	$248,414	$12,101,913
* No longer an affiliated company.

Notes to Schedules of Investments	June 30, 2012 (unaudited)

Note Four | Federal Income Taxes

At June 30, 2012, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,081,520,384	$931,832,809	$41,107,554	$5,202,036

Gross unrealized appreciation	$450,022,506	$391,357,971	$6,002,490	$795,211
Gross unrealized depreciation	(40,100,989)	(54,070,868)	(3,599,702)	(470,841)
Net unrealized appreciation	$409,921,517	$337,287,103	$2,402,788	$324,370

	Ariel International Equity Fund	Ariel Global Equity Fund
Cost of investments	$1,648,147	$9,977,318

Gross unrealized appreciation	$30,329	$33,776
Gross unrealized depreciation	(150,764)	(658,806)
Net unrealized depreciation	$(120,435)	$(625,030)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note Five | Forward currency contracts

At June 30, 2012, the open forward currency contracts are:

Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Equity Fund
7/11/2012	JPY	951,040	AUD	11,990	$(363)
7/11/2012	JPY	634,027	SGD	10,241	(152)
7/11/2012	SGD	9,698	JPY	634,027	(277)
7/11/2012	AUD	11,319	JPY	951,040	(323)
8/7/2012	SGD	23,812	CHF	17,488	359
8/7/2012	AUD	30,030	CAD	30,261	934
8/7/2012	CHF	17,488	SGD	23,371	(10)
8/7/2012	CAD	10,919	AUD	10,710	(209)
8/8/2012	SEK	104,166	EUR	11,622	326
8/13/2012	SGD	23,450	EUR	14,458	209
8/13/2012	AUD	22,525	CAD	22,554	832
8/13/2012	SEK	103,321	EUR	11,567	271
8/29/2012	GBP	4,713	EUR	5,885	(72)
8/29/2012	AUD	3,882	CAD	3,879	146
9/17/2012	AUD	14,449	CHF	13,592	338
9/19/2012	GBP	9,162	CHF	13,588	3
9/19/2012	AUD	7,184	CHF	6,794	129
9/19/2012	DKK	84,047	CHF	13,588	(8)
9/19/2012	AUD	12,077	JPY	951,040	362
9/19/2012	SGD	10,249	JPY	634,027	152
					$2,647
Ariel Global Equity Fund
7/23/2012	USD	4,076	EUR	3,105	$146
8/7/2012	CAD	230,306	EUR	176,673	2,394
8/7/2012	AUD	114,296	EUR	88,330	4,783
8/8/2012	SEK	788,941	EUR	88,025	2,471
8/13/2012	SGD	93,706	EUR	57,775	834
8/13/2012	NOK	232,191	EUR	30,638	189
8/13/2012	CAD	28,462	EUR	21,884	226
8/13/2012	USD	113,422	EUR	87,538	2,604
8/29/2012	USD	16,982	JPY	1,351,240	65
8/29/2012	USD	15,546	EUR	12,414	(172)

Notes to Schedules of Investments	June 30, 2012 (unaudited)

9/17/2012	USD	215,262	EUR	171,303	(1,678)
9/18/2012	USD	215,372	JPY	17,102,448	1,191
9/19/2012	HKD	836,639	EUR	85,271	(120)
9/19/2012	AUD	54,065	EUR	42,635	944
9/19/2012	DKK	252,978	EUR	34,108	(44)
9/19/2012	EUR	85,311	CHF	102,317	27
9/19/2012	CHF	102,317	EUR	85,318	(37)
9/19/2012	AUD	136,440	CHF	129,761	1,663
9/19/2012	USD	107,884	EUR	85,271	(107)
9/19/2012	USD	107,662	EUR	86,084	(1,358)
9/20/2012	USD	3,890	EUR	3,091	(25)
9/20/2012	USD	4,482	EUR	3,562	(28)
9/20/2012	USD	108,254	CHF	102,317	237
					$14,205

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:  /s/ Mellody Hobson
        Mellody Hobson
                        President and Principal Executive Officer

        Date:       August 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mellody Hobson
                         Mellody Hobson
         President and Principal Executive Officer

Date:       August 8, 2012

By:    /s/  Anita Zagrodnik
         Anita Zagrodnik
         Treasurer and Chief Financial Officer

Date:       August 8, 2012